PREFERRED SHARES	12 Months Ended
Dec. 31, 2015
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
PREFERRED SHARES
PREFERRED SHARES

at December 31	Number of Shares Authorized and Outstanding	Current Yield	Annual Dividend Per Share[1]	Redemption Price Per Share[2]	Redemption and Conversion Option Date[2,3]	Right to Convert Into[3,4]	2015	2014
	(thousands)						(millions of Canadian $)[6]	(millions of Canadian $)[6]

Cumulative First Preferred Shares[5]
Series 1	9,498	3.266%	$0.8165	$25.00	December 31, 2019	Series 2	233	233
Series 2	12,502	Floating[7]	Floating	$25.00	December 31, 2019	Series 1	306	306
Series 3	8,533	2.152%	$0.538	$25.00	June 30, 2020	Series 4	209	343
Series 4	5,467	Floating[7]	Floating	$25.00	June 30, 2020	Series 3	134	—
Series 5	14,000	4.40%	$1.10	$25.00	January 30, 2016	Series 6	342	342
Series 7	24,000	4.00%	$1.00	$25.00	April 30, 2019	Series 8	589	589
Series 9	18,000	4.25%	$1.0625	$25.00	October 30, 2019	Series 10	442	442
Series 11	10,000	3.80%	$0.95	$25.00	November 30, 2020	Series 12	244	—
							2,499	2,255

[1]
The holder is entitled to receive a fixed cumulative quarterly preferential dividend as and when declared by the Board with the exception of Series 2 and Series 4 preferred shares. The holders of Series 2 and Series 4 preferred shares are entitled to receive quarterly floating rate cumulative preferential dividends as and when declared by the Board.

[2]
TransCanada may, at its option, redeem all or a portion of the outstanding shares for the redemption price per share, plus all accrued and unpaid dividends on the applicable redemption option date and on every fifth anniversary thereafter. In addition, Series 2 and Series 4 preferred shares are redeemable by TransCanada at any time other than on a designated date for $25.50 per share plus all accrued and unpaid dividends on such redemption date, in which case they are redeemable at $25.00 per share plus all accrued and unpaid dividends.

[3]
The holder will have the right, subject to certain conditions, to convert their first preferred shares of a specified series into first preferred shares of another specified series on the conversion option date and every fifth anniversary thereafter.

[4]
Each of the even numbered series of preferred shares, if in existence, will be entitled to receive floating rate cumulative quarterly preferential dividends per share at an annualized rate equal to the 90-day Government of Canada Treasury bill rate plus 1.92 per cent (Series 2), 1.28 per cent (Series 4), 1.54 per cent (Series 6), 2.38 per cent (Series 8), 2.35 per cent (Series 10) and 2.96 per cent (Series 12). These rates will reset each quarter going forward.

[5]
The odd numbered series of preferred shares, if in existence, will be entitled to receive fixed rate cumulative quarterly preferential dividends which will reset on the redemption and conversion option date and every fifth year thereafter, equal to an annualized rate equal to the then five-year Government of Canada bond yield plus 1.92 per cent (Series 1), 1.28 per cent (Series 3), 1.54 per cent (Series 5), 2.38 per cent (Series 7), 2.35 per cent (Series 9), and 2.96 per cent (Series 11).

[6]	Net of underwriting commissions and deferred income taxes.

[7]
Commencing December 31, 2015, the floating quarterly dividend rate for the Series 2 preferred shares is 2.418 per cent and the Series 4 preferred shares is 1.778 per cent for the period starting December 31, 2015 to, but excluding, March 31, 2016. These rates will reset each quarter going forward.

In March 2015, TransCanada completed a public offering of 10 million Series 11 cumulative redeemable first preferred shares at a price of $25.00 per share, resulting in gross proceeds of $250 million.
In June 2015, holders of 5,466,595 Series 3 cumulative redeemable first preferred shares exercised their option to convert to Series 4 cumulative redeemable first preferred shares and receive quarterly floating rate, cumulative, dividends at an annualized rate equal to the applicable 90-day Government of Canada Treasury Bill rate plus 1.28 per cent which will reset every quarter going forward. The 8,533,405 Series 3 preferred shares will pay on a quarterly basis, for the five year period beginning on June 30, 2015, a fixed quarterly dividend based on an annualized dividend rate of 2.152 per cent.